Supplementary Information to the Consolidated Statements of Loss (Details 1) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Supplementary Information To Consolidated Statements Of Loss
Salaries and benefits	$ 414,000	$ 501,000	$ 470,000
Insurance	55,000	74,000	111,000
Data processing and retention	60,000	60,000	61,000
Other office expenses	21,000	22,000	17,000
Total	$ 550,534	$ 656,569	$ 658,686